Initial Public Offering	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Initial Public Offering Details [Line Items]
Initial Public Offering
Note 3 — Initial Public Offering
On November 23, 2020, the Company consummated its Initial Public Offering of 23,000,000 Units, including 3,000,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $230.0 million, and incurring offering costs of approximately $13.1 million, inclusive of approximately $8.1 million in deferred underwriting commissions.
Each Unit consists of one Class A ordinary share and
one-fifth of
one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $
11.50
per share, subject to adjustment (see Note 7).
Reinvent Technology Partners Z [Member]
Initial Public Offering Details [Line Items]
Initial Public Offering
Note 4 — Initial Public Offering
On November 23, 2020, the Company consummated its Initial Public Offering of 23,000,000 Units, including 3,000,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $230.0 million, and incurring offering costs of approximately $13.1 million, inclusive of approximately $8.1 million in deferred underwriting commissions.
Each Unit consists of one Class A ordinary share and
one-fifth
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).